Results for the Year - Corporate and Deferred Tax (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Results for the Year
Current tax on profit	kr 1,498	kr 968	kr 1,191
Adjustment to deferred tax	107	(371)	(112)
Adjustment to unrecognized deferred tax assets	(92)	378	67
Total tax expense (income)	kr 1,513	kr 975	kr 1,146